PROPERTY AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended			12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation and amortization of property and equipment	$ 32	$ 39	$ 57	$ 77	$ 114	$ 79	$ 114	$ 112	$ 143